Operating Lease (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Operating Lease [Abstract]
Rights of use lease assets	$ 553,904
Operating lease liabilities, current	315,259
Operating lease liabilities, noncurrent	310,098
Total operating lease liabilities	$ 625,357